3. Related Party Transactions (Details Narrative) - USD ($)	4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Sep. 30, 2015
Common stock issued for settlement of related party accounts payable, value			$ 340,163
Contributed capital, salary forgiveness			288,988
Proceeds from issuance of stock	$ 488		425,850
Share-based compensation	0	$ 22,800,000	77,729,258
Promissory note issued		0	70,000
Proceeds from issuance of promissory note	$ 450,000	$ 560,000	$ 70,000
Director
Common stock issued for cash, shares			250,000
Proceeds from issuance of stock			$ 25,000
Affiliate
Stock issued for services, shares issued			2,000,000
Stock issued for services, value			$ 680,000
Promissory note issued			35,000
Proceeds from issuance of promissory note			$ 35,000
Stock issued for consideration of note, shares issued			215,000
Stock issued for consideration of note, value			$ 32,039
Stock issued for renewal of promissory note, shares issued			100,000
Stock issued for renewal of promissory note, value			$ 17,260
Interim Chief Executive Officer
Share-based compensation			$ 47,500,000
Stock issued for prior obligation
Common stock issued for settlement of related party accounts payable, shares			7,500,000
Common stock issued for settlement of related party accounts payable, value			$ 340,163
Services contributed
Contributed capital, salary forgiveness			288,988
Cancellation of Restricted Stock Award | Two former officers
Share-based compensation			9,975,000
Employment agreement | Pressey
Share-based compensation			$ 7,266,025